Retirement Benefits (Schedule of Target Plan Allocation) (Details)	Dec. 31, 2021	Dec. 31, 2020
United States | Equity funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		41.00%
United States | Equity funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		68.00%
United States | Fixed income funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		31.00%
United States | Fixed income funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		47.00%
United States | Real estate funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		1.00%
United States | Real estate funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		1.00%
United States | Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		7.00%
United States | Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		10.00%
Int’l | Equity funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		1.00%
Int’l | Equity funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		50.00%
Int’l | Fixed income funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		35.00%
Int’l | Fixed income funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		100.00%
Int’l | Hedge funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		0.00%
Int’l | Hedge funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		22.00%
Int’l | Real estate funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		0.00%
Int’l | Real estate funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		20.00%
Int’l | Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		0.00%
Int’l | Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)		42.00%
Scenario, Forecast | United States
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	100.00%
Scenario, Forecast | United States | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	51.00%
Scenario, Forecast | United States | Equity funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	41.00%
Scenario, Forecast | United States | Equity funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	62.00%
Scenario, Forecast | United States | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	39.00%
Scenario, Forecast | United States | Fixed income funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	31.00%
Scenario, Forecast | United States | Fixed income funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	47.00%
Scenario, Forecast | United States | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%
Scenario, Forecast | United States | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	1.00%
Scenario, Forecast | United States | Real estate funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	1.00%
Scenario, Forecast | United States | Real estate funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	1.00%
Scenario, Forecast | United States | Other
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	9.00%
Scenario, Forecast | United States | Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	7.00%
Scenario, Forecast | United States | Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	10.00%
Scenario, Forecast | Int’l
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	100.00%
Scenario, Forecast | Int’l | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	23.00%
Scenario, Forecast | Int’l | Equity funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	1.00%
Scenario, Forecast | Int’l | Equity funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	50.00%
Scenario, Forecast | Int’l | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	55.00%
Scenario, Forecast | Int’l | Fixed income funds and securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	35.00%
Scenario, Forecast | Int’l | Fixed income funds and securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	100.00%
Scenario, Forecast | Int’l | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	5.00%
Scenario, Forecast | Int’l | Hedge funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%
Scenario, Forecast | Int’l | Hedge funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	7.00%
Scenario, Forecast | Int’l | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	4.00%
Scenario, Forecast | Int’l | Real estate funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%
Scenario, Forecast | Int’l | Real estate funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	10.00%
Scenario, Forecast | Int’l | Other
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	13.00%
Scenario, Forecast | Int’l | Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%
Scenario, Forecast | Int’l | Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	34.00%